INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished products	$ 282,871	$ 295,729
Raw materials, work in progress, and packaging materials	107,249	62,380
Crop growing costs	30,037	29,342
Agricultural and other operating supplies	28,706	42,717
Inventories, net of allowances	$ 448,863	$ 430,168